Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 126,504	$ 51,426	$ 172,972	$ 449,700